Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Office furniture and fixtures	$ 9,809	$ 10,066	$ 76,907
Computer equipment	37,510	47,646	30,678
Rental equipment	60,905	75,470	66,090
Appliques	2,160,096	2,160,096	2,160,096
Website development	66,452	36,279	23,061
Less accumulated depreciation	(1,164,151)	(988,370)	(836,987)
Total	$ 1,170,621	$ 1,341,187	$ 1,519,845